Accounting Policies - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of probability weightings of scenarios [line items]
ECL	£ 817	£ 807
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	801	789
Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	16	18
Upside 2 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	601	554
Upside 1 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	629	596
Base case [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	667	648
Downside 1 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	861	843
Downside 2 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	1,726	1,930
Upside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	7	8
Base case [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	14	17
Downside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	£ 23	£ 27